BUSINESS COMBINATIONS - Consideration Transfered For PointSource (Details) - USD ($) $ in Thousands	Jun. 01, 2017	Feb. 29, 2020	Feb. 28, 2019	Feb. 22, 2018	Dec. 31, 2017	Jun. 07, 2017	Jun. 02, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Cash transferred					$ 21,300			$ 19,525	$ 10,726
Total consideration paid net of cash and cash equivalents acquired					19,149			16,584	$ 10,569
Other current financial liabilities					10,664			12,602
Other non-current financial liabilities					18,574			19,224
PointSource
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Cash transferred	$ 15,500					$ 12,400	$ 3,100
Working capital adjustment	3,756
Contingent consideration	9,373	$ 4,525	$ 4,275	$ 2,206
Total consideration paid net of cash and cash equivalents acquired	$ 28,629
Other current financial liabilities					2,200			0
Other non-current financial liabilities					$ 7,261			$ 0